Cash and balances with central bank - Summary of cash and balances with central banks (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and balances with central bank [Line Items]
Amounts held at central banks	€ 51,133	€ 68,708
Cash and bank balances	1,756	1,645
Cash and bank balances at central banks	52,889	70,353	€ 90,214
Accumulated impairments
Cash and balances with central bank [Line Items]
Amounts held at central banks	€ (17)	€ (14)